Shareholders' Equity - Schedule of Management Proposed Dividends to Be Distributed, Considering the Advance of Interest on Own Capital (JSCP) to its Shareholders (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Management Proposed Dividends to be Distributed, Considering the Anticipation of Interest on Own Capital to its Shareholders [Abstract]
Net income for the year		R$ 769	R$ 710	R$ 1,220
Tax incentive reserve		(229)	(710)	(753)
Base for legal reserve		R$ 540		R$ 467
% Legal reserve		5.00%	5.00%	5.00%
Legal reserve for the year		R$ 27		R$ 23
Minimum mandatory dividends – 25%		129		111
Interest on own capital paid/payable intermediaries	[1]	(109)		(43)
Minimum mandatory dividends paid/payable in the form of interest on shareholder’s equity		R$ 20		R$ 68

[1]	At a meeting of the Board of Directors held on December 30, 2024, the advance payment of interest on own capital in the gross amount of R$125 was approved, pursuant to which the withholding tax was deducted in the amount of R$16, corresponding to the net amount of R$109. The effective payment occurred on February 28, 2025.